Debt (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-term Debt
Long-term debt consisted of the following (in thousands):
	June 30, 2022	December 31, 2021
Principal amount of long-term debt	$—	$12,733
Less: Current portion of long-term debt	—	(5,805)
Long-term debt, net of current portion	—	6,928
Debt discount, net of accretion	—	(217)
Accrued end-of-term payment	—	646
Long-term debt, net of discount and current portion	$—	$7,357

Long-term debt consisted of the following (in thousands):
	December 31,
	2021	2020
Principal amount of long-term debt	$12,733	$16,123
Less: Current portion of long-term debt	(5,805)	(2,891)
Long-term debt, net of current portion	6,928	13,232
Debt discount, net of accretion	(217)	(348)
Accrued end-of-term payment	646	353
Long-term debt, net of discount and current portion	$7,357	$13,237

Summary of Future Principal Payments Due	As of December 31, 2021, future principal payments due are as follows (in thousands):
Year Ending December 31,
2022	$5,805
2023	6,341
2024	586
2025	—
2026	—
$12,732